Financial instruments - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) R$ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 BRL (R$)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,287,305	R$ 1,287,305
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	702,979	702,979
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (17,975,316)	R$ (17,975,316)
Possible 25% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (50,777)	R$ (50,777)
Possible 25% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(291,416)	(291,416)
Possible 25% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	292,225	292,225
Possible 25% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,922	3,922
Possible 25% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	323,942	323,942
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,574,610	2,574,610
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,405,957	1,405,957
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (35,950,633)	R$ (35,950,633)
Remote 50% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (101,554)	R$ (101,554)
Remote 50% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(582,832)	(582,832)
Remote 50% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	584,449	584,449
Remote 50% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,845	7,845
Remote 50% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	647,885	647,885
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,149,219	5,149,219
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,811,914	2,811,914
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(71,901,265)	(71,901,265)
Probable (base value) | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,952,958	1,952,958
Probable (base value) | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,208,299	11,208,299
Probable (base value) | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,240,306	9,240,306
Probable (base value) | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	224,140	224,140
Probable (base value) | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 24,015,749	R$ 24,015,749